Interests In Associates And Joint Venture Entities - Summary of Major Shareholdings in Associates and Joint Venture Entities, Including their Profit/(Loss) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Share of profit/(loss) of equity accounted investments	$ 153	$ 348	$ 657
Profit/(loss) from equity accounted investments, related impairments and expenses	$ 280	$ (354)	$ (19)
Compañia Minera Antamina SA [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	33.75%	33.75%	33.75%
Share of profit/(loss) of equity accounted investments	$ 185	$ 381	$ 720
Samarco Mineracao SA [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	50.00%	50.00%	50.00%
Samarco dam failure provision	$ (13)	$ (539)	$ (663)
Samarco Germano dam decommissioning	31	49	68
Fair value change on forward exchange derivatives	109	(212)	(81)
Others [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of profit/(loss) of equity accounted investments	$ (32)	$ (33)	$ (63)